Related-Party Transactions - Additional Information (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) property	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) property	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Operating leases, year 2	$ 426,000		$ 426,416
Operating leases, year 3	366,000		366,416
Operating leases, year 4	344,000		343,916
Payable to related parties	0		0	$ 0
Receivable from related parties	$ 40,000		$ 35,000	18,000
Related party leasing
Related Party Transaction [Line Items]
Lease term			5 years
Extension option term			5 years
Operating leases, year 2			$ 72,000
Operating leases, year 3			72,000
Operating leases, year 4			72,000
Operating leases, year 5			$ 72,000
Number of properties adjacent to corporate office subject to leases | property	5		5
Expenses with related party			$ 72,000
Related party transportation services
Related Party Transaction [Line Items]
Expenses with related party	$ 210,000	$ 120,000	186,000	164,000
Related party equipment rental
Related Party Transaction [Line Items]
Expenses with related party	$ 140,000	$ 140,000	192,000	$ 192,000
Corporate offices [Member] | Related party leasing
Related Party Transaction [Line Items]
Lease term	5 years
Extension option term	5 years
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 70,000
Property 1 | Related party leasing
Related Party Transaction [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	30,000
Operating leases, year 2	30,000
Operating leases, year 3	90,000
Operating leases, year 4	90,000
Operating leases, year 5	$ 180,000
Expenses with related party			30,000
Property 2 | Related party leasing
Related Party Transaction [Line Items]
Expenses with related party			30,000
Property 3 | Related party leasing
Related Party Transaction [Line Items]
Expenses with related party			90,000
Property 4 | Related party leasing
Related Party Transaction [Line Items]
Expenses with related party			90,000
Property 5 | Related party leasing
Related Party Transaction [Line Items]
Expenses with related party			$ 180,000